Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 03, 2023	Dec. 07, 2022	Mar. 08, 2022	Dec. 31, 2022	Nov. 09, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)				$ 0.0001		$ 0.0001
Shares issued in transaction (in shares)		18,500,000
Sale of stock price (usd per share)		$ 10.00
Purchase price		$ 185.0	$ 1,800.0
Agreement term	3 years
Sale of private placement warrants (in shares)	10,000,000			225,223	316,250	225,223
Shortfall Warrants
Subsequent Event [Line Items]
Sale of private placement warrants (in shares)	4,083,486
Class A Common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)				$ 0.0001		$ 0.0001
Maturity Consideration
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)	7,500,000
Stock price (in usd per share)	$ 2.00
Share Consideration
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)	500,000
Derivative liabilities	$ 5.1
Subsequent Event | Shortfall Warrants
Subsequent Event [Line Items]
Warrants, notification period	45 days
Subsequent Event | Forward Purchase Agreement
Subsequent Event [Line Items]
Shares issued in transaction (in shares)	5,916,514
Sale of stock price (usd per share)	$ 10.16
Purchase price	$ 60.1
Subsequent Event | Forward Purchase Agreement | Class A Common stock
Subsequent Event [Line Items]
Derivative instrument, contingent consideration, liability (shares)	10,000,000
Common shares, par value (in dollars per share)	$ 0.0001